UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
December 31, 2017
MFS®  International New Discovery Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.7%
Aerospace – 1.3%
Cobham PLC (a)	5,481,438	$ 9,312,926
Embraer S.A., ADR	302,583	7,240,811
Meggitt PLC	1,647,534	10,667,815
MTU Aero Engines AG	155,880	27,880,137
Saab AB, “B”	199,440	9,700,791
Singapore Technologies Engineering Ltd.	8,210,800	20,013,614
		$ 84,816,094
Airlines – 0.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,436,722	$ 7,428,940
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	77,413	14,128,647
Stagecoach Group PLC	2,617,086	5,794,343
		$ 27,351,930
Alcoholic Beverages – 1.6%
Carlsberg Group	147,199	$ 17,674,224
China Resources Beer Holdings Co. Ltd.	14,100,000	50,622,372
Davide Campari-Milano S.p.A.	2,119,141	16,387,388
Thai Beverage PCL	29,781,200	20,485,778
		$ 105,169,762
Apparel Manufacturers – 0.8%
Burberry Group PLC	506,753	$ 12,260,730
Pacific Textiles Holdings Ltd.	24,609,000	25,985,940
Stella International Holdings Ltd.	7,097,591	10,719,721
		$ 48,966,391
Automotive – 2.7%
Autoliv, Inc., SDR	80,720	$ 10,302,671
Ford Otomotiv Sanayi S.A.	290,456	4,616,798
GKN PLC	2,397,446	10,294,374
Hella KGaA Hueck & Co.	295,203	18,266,059
Koito Manufacturing Co. Ltd.	645,800	45,393,708
Mahindra & Mahindra Ltd.	1,782,068	20,970,761
NGK Spark Plug Co. Ltd	837,800	20,365,957
Tofas Turk Otomobil Fabriikasi A.S.	493,694	4,300,693
USS Co. Ltd.	1,734,900	36,738,153
		$ 171,249,174
Biotechnology – 0.3%
Abcam PLC	550,379	$ 7,839,644
Lonza Group AG	29,817	8,056,664
		$ 15,896,308
Broadcasting – 0.3%
Nippon Television Holdings, Inc.	610,800	$ 10,473,181
Proto Corp.	568,700	8,166,466
		$ 18,639,647
Brokerage & Asset Managers – 2.9%
Computershare Ltd.	1,485,639	$ 18,894,468
Daiwa Securities Group, Inc.	2,388,000	14,981,826
Hargreaves Lansdown PLC	855,872	20,823,111
IG Group Holdings PLC	1,379,925	13,327,212
Japan Exchange Group, Inc.	145,300	2,528,807
Rathbone Brothers PLC	875,165	30,092,762
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Schroders PLC	1,156,966	$ 54,726,464
TMX Group Ltd.	102,613	5,750,246
Yuanta Financial Holding Co. Ltd.	52,189,227	24,201,869
		$ 185,326,765
Business Services – 11.5%
Aeon Delight Co., Ltd.	295,700	$ 11,074,808
Ahlsell AB	3,274,852	21,078,883
Amadeus Fire AG	183,730	17,000,059
Ashtead Group PLC	521,672	13,922,328
Auto Trader Group PLC	7,115,369	33,776,219
Babcock International Group PLC	1,548,854	14,681,035
Brenntag AG	445,101	28,077,581
Bunzl PLC	5,750,387	160,867,692
Cerved Information Solutions S.p.A.	4,416,412	56,169,738
Cie Plastic Omnium S.A.	208,373	9,474,369
Compass Group PLC	2,792,166	60,374,847
CTS Eventim AG	816,905	38,054,846
DKSH Holding Ltd.	50,944	4,456,848
Doshisha Co. Ltd.	141,800	3,017,851
Edenred	202,894	5,886,436
Elior Group	766,815	15,848,085
Intertek Group PLC	638,535	44,743,924
Meitec Corp.	213,000	11,191,125
Midland IC&I Ltd. (a)	21,556,500	1,117,439
Nomura Research Institute Ltd.	897,500	41,738,629
Rightmove PLC	976,634	59,337,106
Sodexo	340,022	45,713,643
Zoopla Property Group PLC	7,474,660	33,363,861
		$ 730,967,352
Cable TV – 0.2%
NOS, SGPS, S.A.	1,896,833	$ 12,474,290
Chemicals – 0.4%
Orica Ltd.	1,781,775	$ 25,163,161
Computer Software – 2.4%
EMIS Group PLC	543,548	$ 7,419,439
OBIC Business Consultants Co. Ltd.	341,400	19,906,794
OBIC Co. Ltd.	1,687,700	124,021,797
Wisetech Global Ltd.	330,599	3,649,991
		$ 154,998,021
Computer Software - Systems – 3.9%
Amadeus IT Group S.A.	1,659,120	$ 119,660,683
EPAM Systems, Inc. (a)	590,278	63,413,566
Globant S.A. (a)(l)	180,579	8,389,700
Linx S.A.	1,510,600	9,754,621
Temenos Group AG	125,274	16,069,834
Venture Corp. Ltd.	2,058,100	31,499,725
Xero Ltd. (a)	123,651	2,765,079
		$ 251,553,208
Conglomerates – 0.6%
DCC PLC	409,413	$ 41,264,202
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.5%
Bellway PLC	166,245	$ 7,997,356
CEMEX Latam Holdings S.A. (a)	1,901,177	7,007,327
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,487,700	5,929,093
DuluxGroup Ltd.	2,661,647	15,907,905
Forterra PLC	860,618	3,465,556
Geberit AG	36,594	16,114,203
Ibstock PLC	2,297,827	8,267,925
PT Indocement Tunggal Prakarsa Tbk.	13,248,100	21,433,263
Reliance Worldwide Corp.	7,735,736	23,539,651
Rinnai Corp.	89,900	8,138,274
Semen Indonesia Persero Tbk PT	4,281,720	3,124,306
Somfy S.A.	64,885	6,412,691
Techtronic Industries Co. Ltd.	3,300,500	21,523,577
Toto Ltd.	145,700	8,599,112
		$ 157,460,239
Consumer Products – 3.0%
Beiersdorf AG	195,187	$ 22,877,239
Dabur India Ltd.	4,788,960	26,237,896
Essity AB (a)	485,143	13,779,951
Hengan International Group Co. Ltd.	2,018,000	22,406,868
Kobayashi Pharmaceutical Co. Ltd.	752,800	48,906,111
Milbon Co. Ltd.	483,192	16,252,919
Mitsubishi Pencil Co. Ltd.	104,000	2,277,985
PZ Cussons	404,893	1,760,941
Societe BIC S.A.	49,516	5,445,683
Uni-Charm Corp.	1,169,800	30,414,281
		$ 190,359,874
Consumer Services – 2.4%
51job, Inc., ADR (a)	567,471	$ 34,530,610
Asante, Inc.	170,200	2,871,535
Dignity PLC	995,541	24,413,548
GAEC Anima Educacao S.A.	1,082,053	9,231,588
Kakaku.com, Inc.	289,200	4,889,514
Kroton Educacional S.A.	2,292,216	12,714,954
Localiza Rent a Car S.A.	1,689,084	11,233,063
MakeMyTrip Ltd. (a)	787,737	23,513,950
Moneysupermarket.com Group PLC	3,535,965	16,985,353
Park24 Co Ltd.	358,200	8,573,911
Rakuten	119,300	1,093,208
		$ 150,051,234
Containers – 1.8%
Fuji Seal International, Inc.	2,080,500	$ 68,042,090
Lock & Lock Co. Ltd. (a)	343,706	8,748,763
Mayr-Melnhof Karton AG	127,604	18,755,443
Viscofan S.A.	244,274	16,123,000
		$ 111,669,296
Electrical Equipment – 1.8%
Bharat Heavy Electricals Ltd.	14,230,939	$ 20,623,741
IMI PLC	595,477	10,659,460
Legrand S.A.	238,002	18,330,526
LS Industrial Systems Co. Ltd. (a)	472,843	28,753,519
OMRON Corp.	103,621	6,180,014
Spectris PLC	600,437	20,072,739
Voltronic Power Technology Corp.	653,107	11,302,657
		$ 115,922,656
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.8%
Advantech Co. Ltd.	1,021,748	$ 7,227,446
ASM International N.V.	520,320	35,192,126
Halma PLC	1,384,817	23,501,295
Hirose Electric Co. Ltd.	83,693	12,233,625
Infineon Technologies AG	554,339	15,140,271
Iriso Electronics Co. Ltd.	306,100	18,283,142
JEOL Ltd.	1,008,000	5,716,548
Silicon Motion Technology Corp., ADR	441,600	23,387,136
Stanley Electric Co. Ltd.	871,131	35,370,973
		$ 176,052,562
Energy - Independent – 0.3%
Gran Tierra Energy, Inc. (a)	4,872,154	$ 13,217,220
TORC Oil & Gas Ltd. (l)	771,099	4,625,367
		$ 17,842,587
Engineering - Construction – 0.2%
JGC Corp.	257,000	$ 4,970,073
Toshiba Plant Kensetsu Co. Ltd.	291,000	5,428,729
		$ 10,398,802
Entertainment – 0.3%
Merlin Entertainments PLC	1,661,319	$ 8,139,955
PVR Ltd.	606,999	13,419,074
		$ 21,559,029
Food & Beverages – 4.1%
Arca Continental S.A.B. de C.V.	778,565	$ 5,382,344
AVI Ltd.	2,791,436	24,944,123
BRF S.A. (a)	817,500	9,020,078
Britvic PLC	728,348	7,987,570
Coca-Cola HBC AG	320,235	10,416,322
Ezaki Glico Co. Ltd.	389,000	19,402,530
Greencore Group PLC	5,967,217	18,506,097
Gruma S.A.B. de C.V.	424,105	5,377,209
Kerry Group PLC	229,702	25,769,343
Kikkoman Corp.	264,600	10,708,462
Marine Harvest A.S.A.	747,252	12,650,480
Orion Corp./Republic of Korea (a)	286,203	27,937,241
P/f Bakkafrost	811,217	34,353,172
S Foods, Inc.	205,100	9,319,831
Shenguan Holdings Group Ltd.	13,203,505	625,290
Tate & Lyle PLC	488,682	4,638,352
Tingyi (Cayman Islands) Holdings Corp.	16,592,000	32,279,949
		$ 259,318,393
Food & Drug Stores – 3.1%
Booker Group PLC	21,832,462	$ 67,217,085
Clicks Group Ltd.	2,471,155	36,177,030
Cosmos Pharmaceutical Corp.	69,800	14,576,383
Dairy Farm International Holdings Ltd.	4,245,009	33,365,771
Japan Meat Co. Ltd.	253,700	4,079,915
Matsumotokiyoshi Holdings Co. Ltd.	90,800	3,739,179
Raia Drogasil S.A.	283,024	7,832,626
San-A Co. Ltd.	151,100	7,308,587
Sundrug Co. Ltd.	560,200	26,052,345
		$ 200,348,921
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.3%
Fibria Celulose S.A.	1,169,000	$ 16,863,118
Furniture & Appliances – 0.8%
Coway Co. Ltd.	312,994	$ 28,564,302
SEB S.A.	92,428	17,128,464
Zojirushi Corp. (l)	751,300	7,654,692
		$ 53,347,458
Gaming & Lodging – 1.6%
Dalata Hotel Group PLC (a)	1,195,507	$ 9,044,075
Paddy Power Betfair PLC	582,396	69,392,911
Shangri-La Asia Ltd.	10,920,000	24,795,151
		$ 103,232,137
General Merchandise – 2.4%
B&M European Value Retail S.A.	3,400,790	$ 19,392,910
Dollarama, Inc.	733,407	91,632,116
Lojas Renner S.A.	992,400	10,617,791
Seria Co. Ltd.	506,800	30,585,667
		$ 152,228,484
Health Maintenance Organizations – 0.1%
Qualicorp S.A.	388,165	$ 3,627,601
Insurance – 2.8%
Admiral Group PLC	354,924	$ 9,571,234
AUB Group Ltd.	2,782,560	28,658,419
Hiscox Ltd.	3,535,658	69,688,867
Jardine Lloyd Thompson Group PLC	1,478,438	27,765,932
Samsung Fire & Marine Insurance Co. Ltd. (a)	87,962	21,938,120
Sony Financial Holdings, Inc.	876,900	15,533,991
XL Group Ltd.	176,539	6,207,111
		$ 179,363,674
Internet – 0.4%
PChome Online, Inc.	3,973,504	$ 18,292,926
Scout24 AG	198,570	8,112,556
		$ 26,405,482
Leisure & Toys – 0.1%
Shimano, Inc.	35,100	$ 4,937,519
Machinery & Tools – 2.1%
Aalberts Industries N.V.	242,140	$ 12,317,091
Fujitsu General Ltd.	131,000	2,876,361
GEA Group AG	830,887	39,840,293
Nissei ASB Machine Co. Ltd.	233,300	14,266,137
Obara Group, Inc.	82,200	5,639,281
Rotork PLC	1,912,024	6,868,385
Shima Seiki Manufacturing Ltd.	172,900	10,925,653
Spirax-Sarco Engineering PLC	278,609	21,085,955
T.K. Corp.	828,332	9,323,619
THK Co., Ltd.	255,600	9,595,634
		$ 132,738,409
Major Banks – 0.1%
Grupo Supervielle S.A.	278,795	$ 8,174,269
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.7%
Hogy Medical Co. Ltd.	39,800	$ 3,016,570
Instituto Hermes Pardini S.A.	1,174,900	11,830,111
Miraca Holdings, Inc.	99,000	4,239,405
Ramsay Health Care Ltd.	219,473	12,007,615
Sonic Healthcare Ltd.	685,791	12,232,121
		$ 43,325,822
Medical Equipment – 2.7%
Ansell Ltd.	1,332,982	$ 25,273,438
ConvaTec Group PLC	5,269,992	14,564,289
Fisher & Paykel Healthcare Corp. Ltd.	1,554,381	15,807,813
Nakanishi, Inc.	466,000	24,318,438
Nihon Kohden Corp.	521,600	12,105,472
Smith & Nephew PLC	1,810,084	31,320,574
Sonova Holding AG	158,220	24,712,488
Terumo Corp.	366,600	17,374,253
William Demant Holdings A/S (a)	301,880	8,441,372
		$ 173,918,137
Metals & Mining – 0.7%
Iluka Resources Ltd.	3,084,883	$ 24,478,985
MOIL Ltd.	6,090,545	23,139,825
		$ 47,618,810
Natural Gas - Distribution – 0.8%
China Resources Gas Group Ltd.	9,300,000	$ 33,746,328
Italgas SpA	2,977,041	18,181,493
		$ 51,927,821
Network & Telecom – 0.4%
VTech Holdings Ltd.	2,112,665	$ 27,689,882
Oil Services – 0.5%
Aker Solutions ASA (a)	2,934,303	$ 16,507,375
TechnipFMC PLC	456,574	14,161,155
		$ 30,668,530
Other Banks & Diversified Financials – 5.7%
Aeon Financial Service Co. Ltd.	730,200	$ 17,005,057
AEON Thana Sinsap Public Co. Ltd.	2,759,200	8,762,725
Bank of Ireland (a)	466,929	3,974,936
Chiba Bank Ltd.	2,538,451	21,132,168
Credicorp Ltd.	113,713	23,587,488
E.Sun Financial Holding Co. Ltd.	56,253,898	35,727,563
Federal Bank Ltd.	18,342,466	31,180,252
FinecoBank, S.p.A.	2,267,886	23,224,785
Grupo Financiero Inbursa S.A. de C.V.	4,570,784	7,466,679
Julius Baer Group Ltd.	275,408	16,844,699
Jyske Bank	621,431	35,374,704
Metropolitan Bank & Trust Co.	11,316,900	22,987,453
Public Bank Berhad	4,513,977	23,177,772
Shizuoka Bank Ltd.	1,025,000	10,588,862
Shriram Transport Finance Co. Ltd.	2,094,085	48,602,523
Sydbank A/S	778,238	31,344,251
		$ 360,981,917
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 1.1%
Genomma Lab Internacional S.A., “B” (a)	8,460,970	$ 8,829,961
Hypermarcas S.A.	817,509	8,872,305
Kalbe Farma TBK PT	58,491,800	7,285,877
Santen Pharmaceutical Co. Ltd.	2,042,300	32,100,407
Virbac SA (a)	101,695	15,069,315
		$ 72,157,865
Pollution Control – 0.3%
Daiseki Co. Ltd.	792,300	$ 22,044,469
Precious Metals & Minerals – 0.4%
Agnico-Eagle Mines Ltd.	598,138	$ 27,618,082
Railroad & Shipping – 0.3%
GMexico Transportes S.A.B. de C.V (a)	3,889,400	$ 5,981,714
Pacific Basin Shipping Ltd. (a)	17,685,752	3,825,610
Precious Shipping Public Co. Ltd. (a)	13,259,027	4,271,856
Senko Group Holdings Co. Ltd.	936,500	6,765,574
		$ 20,844,754
Real Estate – 3.2%
Ascendas India Trust, REIT	31,933,900	$ 27,458,212
City Developments Ltd.	3,038,700	28,377,407
Concentradora Fibra Danhos S.A. de C.V., REIT	4,361,756	6,790,253
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	6,173,653	3,657,880
Deutsche Wohnen SE	793,769	34,609,076
Fibra Uno Administracion S.A. de C.V., REIT	3,412,222	5,056,943
Hibernia PLC, REIT	4,778,191	8,737,263
LEG Immobilien AG	491,425	56,091,542
Midland Holdings Ltd. (a)(h)	43,113,000	12,471,170
PLA Administratora Industrial, S.A. de R.L. de C.V.	3,690,449	5,617,553
TAG Immobilien AG	237,520	4,504,470
Unite Group PLC, REIT	799,673	8,691,412
		$ 202,063,181
Restaurants – 3.1%
Ajisen (China) Holdings Ltd.	12,368,037	$ 5,888,901
Alsea S.A.B. de C.V.	1,527,116	4,999,388
Cafe De Coral Holdings Ltd.	13,630,000	37,420,852
Domino's Pizza Enterprises Ltd. (l)	249,207	9,080,523
Domino's Pizza Group PLC	13,429,634	62,682,392
Greggs PLC	703,591	13,227,013
Heian Ceremony Service Co.	356,167	3,075,664
Jollibee Foods Corp.	1,686,170	8,545,693
Whitbread PLC	312,265	16,864,183
Yum China Holdings, Inc.	899,200	35,985,984
		$ 197,770,593
Specialty Chemicals – 5.8%
Air Water, Inc.	376,000	$ 7,935,460
Croda International PLC	1,597,910	95,444,177
Elementis PLC	956,822	3,721,829
IMCD Group NV	218,300	13,732,846
Japan Pure Chemical Co. Ltd.	41,700	978,150
Kansai Paint Co. Ltd.	1,037,000	26,947,735
Mexichem S.A.B de C.V.	3,051,226	7,546,402
Nihon Parkerizing Co. Ltd.	887,700	14,976,860
PT Astra Agro Lestari Tbk	15,352,000	14,879,587
PTT Global Chemical PLC	13,241,500	34,535,977
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Sika AG	8,126	$ 64,544,348
SK KAKEN Co. Ltd.	58,000	6,177,058
Symrise AG	885,210	75,894,932
Taisei Lamick Co. Ltd.	32,400	908,667
Tikkurila Oyj	145,978	3,119,452
		$ 371,343,480
Specialty Stores – 3.3%
ABC-Mart, Inc.	362,200	$ 20,798,172
Dufry AG (a)	158,016	23,496,863
Esprit Holdings Ltd. (a)	6,185,199	3,309,181
Galiform PLC	2,075,162	13,078,708
Just Eat PLC (a)	2,567,993	26,939,160
MonotaRO Co. Ltd. (l)	507,000	16,198,802
Nitori Co. Ltd.	174,900	24,936,929
Ryohin Keikaku Co. Ltd.	51,600	16,074,196
Shimamura Co. Ltd.	52,800	5,810,694
Super Retail Group Ltd.	2,496,652	16,090,584
Takeaway.com Holding B.V. (a)	531,364	32,438,905
XXL ASA	1,044,604	10,814,233
		$ 209,986,427
Telecommunications - Wireless – 0.6%
Cellnex Telecom S.A.U.	1,150,468	$ 29,471,306
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	10,323,822
		$ 39,795,128
Telephone Services – 0.4%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$ 9,320,503
PT XL Axiata Tbk (a)	9,609,807	2,096,556
TDC A.S.	2,666,167	16,384,507
		$ 27,801,566
Tobacco – 0.3%
Swedish Match AB	481,706	$ 18,979,091
Trucking – 2.5%
DSV A.S.	417,297	$ 32,860,785
Hitachi Transport System Ltd.	374,000	9,748,729
Kintetsu World Express, Inc.	277,200	5,746,964
Seino Holdings Co. Ltd.	411,500	6,537,253
SG Holdings Co. Ltd.	2,184,800	44,403,746
Yamato Holdings Co. Ltd.	3,004,600	60,465,325
		$ 159,762,802
Utilities - Electric Power – 0.4%
CESC Ltd.	1,205,789	$ 19,798,157
Equatorial Energia S.A.	386,800	7,655,307
		$ 27,453,464
Utilities - Water – 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo	920,300	$ 9,524,554
Total Common Stocks		$6,109,014,424
Preferred Stocks – 1.1%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	173,051	$ 22,849,585
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
General Merchandise – 0.1%
Lojas Americanas S.A.	1,440,300	$ 7,403,188
Metals & Mining – 0.1%
Gerdau S.A.	2,442,600	$ 9,116,212
Specialty Chemicals – 0.5%
Fuchs Petrolub SE	604,462	$ 31,967,501
Total Preferred Stocks		$ 71,336,486
	Strike Price	First Exercise
Warrants – 0.0%
Railroad & Shipping – 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant) (a)	THB 18	6/15/18	467,490	$ 37,870

Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 1.25% (v)	190,549,392	$ 190,530,337
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund, 1.19% (j)	22,538,464	$ 22,538,464
Other Assets, Less Liabilities – (0.2)%		(13,026,491)
Net Assets – 100.0%		$6,380,431,090
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $203,001,507 and $6,190,456,074, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,323,822, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
THB	Thailand Baht
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
10

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$667,183,582	$652,643,025	$—	$1,319,826,607
Japan	1,277,454,389	—	—	1,277,454,389
Germany	64,433,462	376,732,685	—	441,166,147
India	227,486,179	—	—	227,486,179
China	216,086,303	—	—	216,086,303
Australia	214,976,862	—	—	214,976,862
Hong Kong	202,224,294	—	—	202,224,294
Switzerland	174,295,948	—	—	174,295,948
Spain	165,254,988	—	—	165,254,988
Other Countries	1,894,046,505	47,570,558	—	1,941,617,063
Mutual Funds	213,068,801	—	—	213,068,801
Total	$5,316,511,313	$1,076,946,268	$—	$6,393,457,581
Of the level 2 investments presented above, equity investments amounting to $1,014,811,421 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At December 31, 2017, the value of securities loaned was $27,272,426. These loans were collateralized by cash of $22,538,464 and U.S. Treasury Obligations of $5,825,489.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	256,218,781	180,900,047	(246,569,436)	190,549,392
Midland Holdings Ltd.	43,113,000	—	—	43,113,000
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,978	$(24,636)	$—	$719,992	$190,530,337
Midland Holdings Ltd.	—	439,532	—	—	12,471,170
	$1,978	$414,896	$—	$719,992	$203,001,507

11

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2017, are as follows:
United Kingdom	20.7%
Japan	20.0%
Germany	6.9%
United States	4.8%
India	3.6%
China	3.4%
Australia	3.4%
Hong Kong	3.2%
Switzerland	2.7%
Other Countries	31.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
12

QUARTERLY REPORT
December 31, 2017
MFS®  Research Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 4.0%
Honeywell International, Inc.	556,782	$ 85,388,087
Leidos Holdings, Inc.	466,355	30,112,542
Northrop Grumman Corp.	171,160	52,530,716
United Technologies Corp.	422,147	53,853,293
		$ 221,884,638
Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	178,290	$ 40,751,745
Molson Coors Brewing Co.	265,112	21,757,742
		$ 62,509,487
Apparel Manufacturers – 1.8%
Hanesbrands, Inc.	928,035	$ 19,405,212
NIKE, Inc., “B”	1,308,662	81,856,808
		$ 101,262,020
Biotechnology – 1.4%
Biogen, Inc. (a)	164,549	$ 52,420,375
Incyte Corp. (a)	288,337	27,308,397
		$ 79,728,772
Brokerage & Asset Managers – 1.9%
Blackstone Group LP	1,469,686	$ 47,059,346
NASDAQ, Inc.	496,989	38,183,665
TMX Group Ltd.	350,919	19,664,864
		$ 104,907,875
Business Services – 5.6%
Accenture PLC, “A”	350,047	$ 53,588,695
Cognizant Technology Solutions Corp., “A”	642,827	45,653,574
DXC Technology Co.	609,375	57,829,688
Equifax, Inc.	202,770	23,910,638
Fidelity National Information Services, Inc.	518,459	48,781,807
Fiserv, Inc. (a)	263,396	34,539,117
Global Payments, Inc.	470,966	47,209,632
		$ 311,513,151
Cable TV – 1.7%
Altice USA, Inc. (a)(l)	1,001,036	$ 21,251,994
Comcast Corp., “A”	1,892,518	75,795,346
		$ 97,047,340
Chemicals – 3.5%
Celanese Corp.	270,726	$ 28,989,340
CF Industries Holdings, Inc.	779,139	33,144,573
DowDuPont, Inc.	956,470	68,119,794
PPG Industries, Inc.	533,543	62,328,493
		$ 192,582,200
Computer Software – 2.4%
Adobe Systems, Inc. (a)	392,114	$ 68,714,058
Salesforce.com, Inc. (a)	652,418	66,696,692
		$ 135,410,750
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.0%
Apple, Inc.	613,683	$ 103,853,574
Constellation Software, Inc.	52,401	31,766,595
SS&C Technologies Holdings, Inc.	705,866	28,573,456
		$ 164,193,625
Construction – 0.9%
Sherwin-Williams Co.	119,135	$ 48,850,115
Consumer Products – 1.0%
Coty, Inc., “A”	1,401,103	$ 27,867,939
Newell Brands, Inc.	919,372	28,408,595
		$ 56,276,534
Consumer Services – 1.1%
Priceline Group, Inc. (a)	34,595	$ 60,117,115
Containers – 0.6%
Berry Global Group, Inc. (a)	576,580	$ 33,827,949
Electrical Equipment – 2.0%
Fortive Corp.	1	$ 36
Johnson Controls International PLC	1,254,175	47,796,609
Sensata Technologies Holding B.V. (a)	451,201	23,060,883
TE Connectivity Ltd.	399,540	37,972,282
		$ 108,829,810
Electronics – 1.8%
Analog Devices, Inc.	548,311	$ 48,816,128
Broadcom Corp.	190,415	48,917,614
		$ 97,733,742
Energy - Independent – 2.1%
EOG Resources, Inc.	643,938	$ 69,487,349
EQT Corp.	491,053	27,950,737
Noble Energy, Inc.	640,297	18,658,255
		$ 116,096,341
Energy - Integrated – 1.1%
BP PLC, ADR	1,400,881	$ 58,879,028
Entertainment – 1.5%
Six Flags Entertainment Corp.	353,902	$ 23,559,256
Time Warner, Inc.	350,039	32,018,067
Twenty-First Century Fox, Inc.	735,790	25,406,829
		$ 80,984,152
Food & Beverages – 3.1%
Blue Buffalo Pet Products, Inc. (a)	804,385	$ 26,375,784
Cal-Maine Foods, Inc. (a)(l)	610,802	27,150,149
Mondelez International, Inc.	1,033,364	44,227,979
PepsiCo, Inc.	596,692	71,555,305
		$ 169,309,217
General Merchandise – 1.0%
Costco Wholesale Corp.	299,133	$ 55,674,634
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.4%
Cigna Corp.	247,262	$ 50,216,440
UnitedHealth Group, Inc.	130,912	28,860,859
		$ 79,077,299
Insurance – 2.2%
Aon PLC	496,037	$ 66,468,958
Chubb Ltd.	362,712	53,003,105
		$ 119,472,063
Internet – 7.2%
Alibaba Group Holding Ltd., ADR (a)	180,815	$ 31,177,930
Alphabet, Inc., “A” (a)(s)	131,980	139,027,732
Alphabet, Inc., “C” (a)	48,206	50,442,758
Facebook, Inc., “A” (a)(s)	841,743	148,533,970
LogMeIn, Inc.	289,577	33,156,567
		$ 402,338,957
Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	425,941	$ 44,749,361
Machinery & Tools – 1.5%
Roper Technologies, Inc.	231,815	$ 60,040,085
SPX FLOW, Inc. (a)	489,211	23,261,983
		$ 83,302,068
Major Banks – 4.6%
Bank of America Corp.	2,939,892	$ 86,785,612
Morgan Stanley	1,556,401	81,664,361
PNC Financial Services Group, Inc.	617,967	89,166,458
		$ 257,616,431
Medical & Health Technology & Services – 1.5%
Henry Schein, Inc. (a)	374,604	$ 26,177,327
ICON PLC (a)	235,759	26,440,372
McKesson Corp.	212,659	33,164,171
		$ 85,781,870
Medical Equipment – 3.8%
Danaher Corp.	670,272	$ 62,214,647
Medtronic PLC	967,421	78,119,246
PerkinElmer, Inc.	615,980	45,040,457
Steris PLC	301,349	26,358,997
		$ 211,733,347
Natural Gas - Distribution – 0.6%
Sempra Energy	289,600	$ 30,964,032
Natural Gas - Pipeline – 1.2%
Cheniere Energy, Inc. (a)	674,548	$ 36,317,665
Enterprise Products Partners LP	1,179,575	31,270,533
		$ 67,588,198
Network & Telecom – 1.4%
Cisco Systems, Inc.	1,979,629	$ 75,819,791
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.1%
Halliburton Co.	666,970	$ 32,594,824
Schlumberger Ltd.	388,904	26,208,241
		$ 58,803,065
Other Banks & Diversified Financials – 7.5%
Citigroup, Inc. (s)	1,565,669	$ 116,501,430
Discover Financial Services	230,645	17,741,213
Northern Trust Corp.	327,047	32,668,725
U.S. Bancorp	1,503,646	80,565,353
Visa, Inc., “A”	1,268,499	144,634,256
Wintrust Financial Corp.	264,705	21,803,751
		$ 413,914,728
Pharmaceuticals – 5.9%
Bristol-Myers Squibb Co.	789,196	$ 48,361,931
Johnson & Johnson	1,037,134	144,908,363
Pfizer, Inc.	2,375,461	86,039,197
Zoetis, Inc.	687,426	49,522,169
		$ 328,831,660
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	188,690	$ 34,484,984
Kansas City Southern Co.	208,176	21,904,279
Union Pacific Corp.	162,166	21,746,461
		$ 78,135,724
Real Estate – 1.7%
Public Storage, Inc., REIT	169,398	$ 35,404,182
Store Capital Corp., REIT	2,337,143	60,859,204
		$ 96,263,386
Restaurants – 1.9%
Aramark	725,052	$ 30,988,722
Starbucks Corp.	1,291,202	74,153,731
		$ 105,142,453
Specialty Stores – 4.4%
Amazon.com, Inc. (a)	117,118	$ 136,965,987
TJX Cos., Inc.	641,593	49,056,201
Tractor Supply Co.	465,885	34,824,904
Urban Outfitters, Inc. (a)	717,521	25,156,286
		$ 246,003,378
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT	439,480	$ 62,700,611
SBA Communications Corp., REIT (a)	169,263	27,650,804
		$ 90,351,415
Telephone Services – 0.8%
Verizon Communications, Inc.	842,526	$ 44,594,901
Tobacco – 1.3%
Philip Morris International, Inc.	692,166	$ 73,127,338
Utilities - Electric Power – 2.8%
American Electric Power Co., Inc.	402,301	$ 29,597,285
CMS Energy Corp.	845,961	40,013,955
Duke Energy Corp.	303,782	25,551,104
NextEra Energy, Inc.	241,300	37,688,647
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	427,403	$ 20,562,358
		$ 153,413,349
Total Common Stocks		$5,504,643,309
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.25% (v)	49,996,239	$ 49,991,239
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund, 1.19% (j)	11,825,000	$ 11,825,000
Securities Sold Short – (0.2)%
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(116,649)	$ (12,949,205)
Other Assets, Less Liabilities – (0.1)%		(3,826,128)
Net Assets – 100.0%		$5,549,684,215
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $49,991,239 and $5,516,468,309, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At December 31, 2015, the fund had no short sales outstanding.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At December 31, 2017, the fund had cash collateral of $22,567 and other liquid securities with an aggregate value of $24,496,563 to cover collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,504,643,309	$—	$—	$5,504,643,309
Mutual Funds	61,816,239	—	—	61,816,239
Total	$5,566,459,548	$—	$—	$5,566,459,548
Securities Sold Short	$(12,949,205)	$—	$—	$(12,949,205)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At December 31, 2017, the value of securities loaned was $17,232,750. These loans were collateralized by cash of $11,825,000 and U.S. Treasury Obligations of $5,705,948.
6

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	56,288,257	225,156,115	(231,448,133)	49,996,239
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,957)	$(929)	$—	$114,653	$49,991,239

7

QUARTERLY REPORT

December 31, 2017

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

12/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 59.7%
Aerospace - 2.6%
Boeing Co.	114,266	$33,698,186
Honeywell International, Inc.	444,141	68,113,464
Lockheed Martin Corp.	102,349	32,859,146
Northrop Grumman Corp.	76,048	23,339,892
United Technologies Corp.	425,355	54,262,537

		$212,273,225
Airlines - 0.3%
Copa Holdings S.A., “A”	56,505	$7,575,060
Delta Air Lines, Inc.	217,116	12,158,496

		$19,733,556
Alcoholic Beverages - 0.4%
Diageo PLC	848,361	$31,048,587

Apparel Manufacturers - 0.4%
Hanesbrands, Inc. (l)	349,742	$7,313,105
LVMH Moet Hennessy Louis Vuitton SE	34,896	10,274,889
NIKE, Inc., “B”	227,981	14,260,212

		$31,848,206
Automotive - 0.9%
Aptiv PLC	265,436	$22,516,936
Delphi Technologies PLC (a)	88,478	4,642,441
General Motors Co.	233,585	9,574,649
Harley-Davidson, Inc.	51,217	2,605,921
Kia Motors Corp. (a)	255,886	8,007,268
LKQ Corp. (a)	321,041	13,056,737
Toyota Motor Corp.	236,000	15,107,770

		$75,511,722
Biotechnology - 0.1%
Biogen, Inc. (a)	24,649	$7,852,432

Broadcasting - 0.5%
Interpublic Group of Companies, Inc.	552,887	$11,146,202
Omnicom Group, Inc.	361,206	26,306,633

		$37,452,835
Brokerage & Asset Managers - 1.6%
Apollo Global Management LLC	634,807	$21,246,990
BlackRock, Inc.	64,187	32,973,504
Blackstone Group LP	388,056	12,425,553
Charles Schwab Corp.	186,606	9,585,950
Franklin Resources, Inc.	140,360	6,081,799
Invesco Ltd.	220,827	8,069,019
NASDAQ, Inc.	201,081	15,449,053
T. Rowe Price Group, Inc.	179,630	18,848,576

		$124,680,444
Business Services - 2.4%
Accenture PLC, “A”	474,399	$72,625,743
Amdocs Ltd.	213,402	13,973,563
Cognizant Technology Solutions Corp., “A”	65,211	4,631,285
DXC Technology Co.	590,443	56,033,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Equifax, Inc.	135,877	$16,022,616
Fidelity National Information Services, Inc.	171,568	16,142,833
Fiserv, Inc. (a)	87,070	11,417,489

		$190,846,570
Cable TV - 1.3%
Comcast Corp., “A”	2,679,296	$107,305,805

Chemicals - 1.9%
3M Co.	215,432	$50,706,230
Celanese Corp.	130,356	13,958,520
DowDuPont, Inc.	278,314	19,821,523
Monsanto Co.	50,417	5,887,697
PPG Industries, Inc.	524,827	61,310,290

		$151,684,260
Computer Software - 1.0%
Adobe Systems, Inc. (a)	101,343	$17,759,347
CA, Inc.	112,643	3,748,759
Check Point Software Technologies Ltd. (a)	185,770	19,249,487
Microsoft Corp.	340,170	29,098,142
Oracle Corp.	289,094	13,668,364

		$83,524,099
Computer Software - Systems - 0.9%
Apple, Inc.	141,036	$23,867,522
Hewlett Packard Enterprise	1,291,191	18,541,503
International Business Machines Corp.	111,530	17,110,933
Vantiv, Inc., “A” (a)	117,759	8,661,174

		$68,181,132
Construction - 1.0%
Owens Corning	382,589	$35,175,233
Sherwin-Williams Co.	65,499	26,857,210
Stanley Black & Decker, Inc.	117,397	19,921,097

		$81,953,540
Consumer Products - 1.0%
Coty, Inc., “A”	790,681	$15,726,645
Kimberly-Clark Corp.	80,068	9,661,005
Newell Brands, Inc.	379,763	11,734,677
Procter & Gamble Co.	186,552	17,140,398
Reckitt Benckiser Group PLC	179,010	16,722,555
Tupperware Brands Corp.	126,985	7,961,960

		$78,947,240
Consumer Services - 0.1%
Priceline Group, Inc. (a)	5,979	$10,389,947

Containers - 0.1%
Crown Holdings, Inc. (a)	126,749	$7,129,631

Electrical Equipment - 0.7%
HD Supply Holdings, Inc. (a)	81,679	$3,269,610
Johnson Controls International PLC	1,377,169	52,483,911

		$55,753,521

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 1.4%
Analog Devices, Inc.	46,382	$4,129,389
Broadcom Corp.	43,884	11,273,800
Intel Corp.	319,543	14,750,105
Maxim Integrated Products, Inc.	222,764	11,646,102
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	758,637	30,079,957
Texas Instruments, Inc.	387,720	40,493,477

		$112,372,830
Energy - Independent - 1.3%
Anadarko Petroleum Corp.	210,282	$11,279,526
EOG Resources, Inc.	290,528	31,350,876
EQT Corp.	146,308	8,327,851
Hess Corp.	182,521	8,664,272
Noble Energy, Inc.	272,319	7,935,376
Occidental Petroleum Corp.	251,843	18,550,755
Phillips 66	119,845	12,122,322
Pioneer Natural Resources Co.	56,593	9,782,100

		$108,013,078
Energy - Integrated - 1.3%
BP PLC	3,607,552	$25,459,338
Chevron Corp.	252,330	31,589,193
Eni S.p.A.	771,784	12,779,145
Exxon Mobil Corp.	407,006	34,041,982

		$103,869,658
Entertainment - 0.1%
Time Warner, Inc.	103,160	$9,436,045

Food & Beverages - 2.7%
Archer Daniels Midland Co.	372,654	$14,935,972
Coca-Cola European Partners PLC	188,351	7,505,787
Danone S.A.	198,421	16,653,377
General Mills, Inc.	704,024	41,741,583
J.M. Smucker Co.	51,815	6,437,496
Marine Harvest A.S.A.	891,890	15,099,105
Mondelez International, Inc.	200,296	8,572,669
Nestle S.A.	458,098	39,395,159
PepsiCo, Inc.	93,181	11,174,266
Pinnacle Foods, Inc.	141,106	8,391,574
Tyson Foods, Inc., “A”	586,065	47,512,290

		$217,419,278
Food & Drug Stores - 0.2%
Kroger Co.	503,912	$13,832,384
Seven & I Holdings Co. Ltd. Common Stock Jpy	132,200	5,494,498

		$19,326,882
Furniture & Appliances - 0.1%
Whirlpool Corp.	68,532	$11,557,236

Gaming & Lodging - 0.4%
Carnival Corp.	305,458	$20,273,247
Marriott International, Inc., “A”	72,829	9,885,080

		$30,158,327

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.1%
Wal-Mart Stores, Inc.	58,860	$5,812,425

Health Maintenance Organizations - 0.5%
Cigna Corp.	110,271	$22,394,937
Humana, Inc.	33,052	8,199,210
Molina Healthcare, Inc. (a)	110,550	8,476,974

		$39,071,121
Insurance - 3.8%
Aon PLC	335,476	$44,953,784
Athene Holding Ltd. (a)	206,040	10,654,328
Brighthouse Financial, Inc. (a)	20,781	1,218,598
Chubb Ltd.	421,356	61,572,752
MetLife, Inc.	1,262,064	63,809,956
Prudential Financial, Inc.	456,097	52,442,033
Travelers Cos., Inc.	338,024	45,849,575
Unum Group	102,580	5,630,616
Zurich Insurance Group AG	66,725	20,309,544

		$306,441,186
Internet - 1.0%
Alphabet, Inc., “A” (a)	20,859	$21,972,871
Facebook, Inc., “A” (a)	341,512	60,263,208

		$82,236,079
Leisure & Toys - 0.2%
Hasbro, Inc.	34,211	$3,109,438
Take-Two Interactive Software, Inc. (a)	145,830	16,009,217

		$19,118,655
Machinery & Tools - 1.7%
Allison Transmission Holdings, Inc.	175,156	$7,543,969
Cummins, Inc.	19,847	3,505,774
Deere & Co.	69,520	10,880,575
Eaton Corp. PLC	784,272	61,965,331
Illinois Tool Works, Inc.	233,254	38,918,430
Ingersoll-Rand Co. Ltd., “A”	101,087	9,015,950
Regal Beloit Corp.	54,029	4,138,621

		$135,968,650
Major Banks - 6.7%
Bank of America Corp.	2,220,271	$65,542,400
Bank of New York Mellon Corp.	856,118	46,110,515
BNP Paribas	91,330	6,821,498
Goldman Sachs Group, Inc.	267,813	68,228,040
JPMorgan Chase & Co.	1,605,702	171,713,772
Morgan Stanley	371,246	19,479,278
PNC Financial Services Group, Inc.	318,723	45,988,542
Royal Bank of Canada	111,797	9,129,644
State Street Corp.	348,354	34,002,834
Sumitomo Mitsui Financial Group, Inc.	115,400	4,985,731
UBS Group AG	739,615	13,616,597
Wells Fargo & Co.	943,805	57,260,649

		$542,879,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.2%
CVS Health Corp.	361,935	$26,240,288
Express Scripts Holding Co. (a)	118,040	8,810,506
McKesson Corp.	371,229	57,893,163

		$92,943,957
Medical Equipment - 2.8%
Abbott Laboratories	772,650	$44,095,136
Danaher Corp.	570,413	52,945,735
Medtronic PLC	714,766	57,717,355
Thermo Fisher Scientific, Inc.	285,291	54,171,055
Zimmer Biomet Holdings, Inc.	111,931	13,506,714

		$222,435,995
Metals & Mining - 0.3%
Rio Tinto PLC	464,098	$24,493,754

Natural Gas - Distribution - 0.2%
ENGIE	539,903	$9,286,250
Sempra Energy	84,600	9,045,432

		$18,331,682
Natural Gas - Pipeline - 0.8%
Enterprise Products Partners LP	1,138,966	$30,193,989
Plains All American Pipeline LP	445,291	9,190,806
Plains GP Holdings LP	420,389	9,227,539
Williams Partners LP	499,611	19,374,915

		$67,987,249
Network & Telecom - 0.6%
Cisco Systems, Inc.	1,299,702	$49,778,587

Oil Services - 0.5%
Schlumberger Ltd.	538,475	$36,287,830

Other Banks & Diversified Financials - 2.6%
American Express Co.	174,772	$17,356,607
Citigroup, Inc.	1,276,080	94,953,113
Discover Financial Services	263,576	20,274,266
SunTrust Banks, Inc.	141,086	9,112,745
U.S. Bancorp	1,066,946	57,166,967
Visa, Inc., “A”	92,780	10,578,776

		$209,442,474
Pharmaceuticals - 3.9%
Bayer AG	205,505	$25,559,706
Bristol-Myers Squibb Co.	244,725	14,996,748
Eli Lilly & Co.	441,147	37,259,276
Johnson & Johnson	659,746	92,179,711
Merck & Co., Inc.	548,092	30,841,137
Mylan N.V. (a)	201,525	8,526,523
Novartis AG	132,706	11,221,689
Pfizer, Inc.	2,613,354	94,655,682
Roche Holding AG	12,282	3,106,894

		$318,347,366

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 0.2%
Moody’s Corp.	71,145	$10,501,713
Transcontinental, Inc.	410,706	8,116,099

		$18,617,812
Railroad & Shipping - 1.0%
Canadian National Railway Co.	111,013	$9,158,573
Union Pacific Corp.	542,028	72,685,955

		$81,844,528
Real Estate - 1.1%
AGNC Investment Corp., REIT	180,234	$3,638,924
Annaly Capital Management, Inc., REIT	529,660	6,297,657
Medical Properties Trust, Inc., REIT	2,037,017	28,070,094
Public Storage, Inc., REIT	28,728	6,004,152
Realogy Holdings Corp.	86,511	2,292,542
Simon Property Group, Inc., REIT	70,361	12,083,798
STAG Industrial, Inc., REIT	166,953	4,562,825
Starwood Property Trust, Inc., REIT	650,940	13,897,569
Washington Prime Group, Inc., REIT	999,679	7,117,714
Welltower, Inc., REIT	93,787	5,980,797

		$89,946,072
Restaurants - 0.2%
Aramark	255,752	$10,930,840
Starbucks Corp.	108,858	6,251,715

		$17,182,555
Specialty Chemicals - 0.1%
Axalta Coating Systems Ltd. (a)	337,326	$10,915,869

Specialty Stores - 0.7%
Advance Auto Parts, Inc.	19,095	$1,903,581
Best Buy Co., Inc.	418,671	28,666,403
Gap, Inc.	164,022	5,586,589
Ross Stores, Inc.	255,960	20,540,790

		$56,697,363
Telephone Services - 0.5%
TDC A.S.	756,458	$4,648,693
Verizon Communications, Inc.	651,265	34,471,456

		$39,120,149
Tobacco - 2.2%
Altria Group, Inc.	749,130	$53,495,373
Japan Tobacco, Inc.	123,400	3,976,618
Philip Morris International, Inc.	1,149,769	121,473,095

		$178,945,086
Trucking - 0.3%
United Parcel Service, Inc., “B”	188,515	$22,461,562

Utilities - Electric Power - 1.8%
American Electric Power Co., Inc.	131,871	$9,701,749
Duke Energy Corp.	380,325	31,989,136
Exelon Corp.	913,279	35,992,325
PPL Corp.	727,889	22,528,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	235,286	$12,117,229
Southern Co.	139,022	6,685,568
SSE PLC	585,681	10,437,995
WEC Energy Group, Inc.	125,516	8,338,028
Xcel Energy, Inc.	138,487	6,662,610

		$144,452,805
Total Common Stocks		$4,820,030,397

Bonds - 38.8%
Aerospace - 0.0%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$2,300,000	$2,294,250

Agency - Other - 0.0%
Financing Corp., 9.65%, 11/02/2018	$2,850,000	$3,034,449

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027	$5,191,000	$5,229,006

Asset-Backed & Securitized - 2.5%
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.604% (U.S. LIBOR-3mo. + 1.25%), 10/18/2027 (z)	$10,945,000	$10,952,895
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.164% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040 (z)	4,055,715	3,540,892
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	64,046	4,093
Cent CLO LP, 2013-17A, “A1”, FLR, 2.678% (U.S. LIBOR-3mo. + 1.3%), 1/30/2025 (n)	3,407,441	3,419,371
Cent CLO LP, 2014-21A, “A1”, FLR, 2.584% (U.S. LIBOR-3mo. + 1.21%), 7/27/2026 (n)	8,445,823	8,469,044
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.477% (U.S. LIBOR-1mo. + 1%), 6/15/2028 (z)	5,988,807	6,022,172
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	3,179,714	3,257,373
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,123,785
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,065,163
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,584,308
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	6,269,840	6,470,458
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	9,017,556	9,297,868
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,667,057
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.459% (U.S. LIBOR-3mo. + 1.1%), 7/15/2025 (n)	6,658,201	6,704,010
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.519% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)	11,647,598	11,707,898
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	3,369,000	3,375,829
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,092,000	3,096,470
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	1,141,829	1,157,662
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,996,769
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	5,548,813	5,686,356
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FLR, 2.517% (U.S. LIBOR-3mo. + 1.15%), 4/25/2025 (n)	6,075,775	6,107,175
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,521,864
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	3,202,980	3,281,130
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,326,422
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,029,148
Morgan Stanley Capital I, Inc., 1.061%, 11/15/2030 (i)(n)	3,885,268	275
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.154% (U.S. LIBOR-3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,118,873
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	2,329,089	2,202,506
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	15,244,000	15,828,482
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,565,713

		$197,581,061
Automotive - 0.2%
General Motors Co., 5.15%, 4/01/2038	$2,127,000	$2,266,122
General Motors Co., 6.75%, 4/01/2046	3,268,000	4,111,422

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
General Motors Financial Co., Inc., 3.2%, 7/06/2021	$6,388,000	$6,449,716
Lear Corp., 3.8%, 9/15/2027	3,650,000	3,652,055

		$16,479,315
Brokerage & Asset Managers - 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$14,000,000	$14,017,673
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,064,000	3,037,734
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,359,000	2,381,528
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	4,411,000	4,369,687
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,475,965
Raymond James Financial, 4.95%, 7/15/2046	6,556,000	7,405,308

		$38,687,895
Building - 0.1%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,740,000	$2,718,717
Masco Corp., 4.375%, 4/01/2026	5,605,000	5,916,078

		$8,634,795
Business Services - 0.0%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$1,829,000	$1,904,797

Cable TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,660,182
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	2,795,000	2,756,031
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,859,852

		$18,276,065
Chemicals - 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$3,394,000	$3,707,366

Computer Software - 0.1%
Microsoft Corp., 4.25%, 2/06/2047	$9,857,000	$11,258,359

Computer Software - Systems - 0.3%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,710,439
Apple, Inc., 3.35%, 2/09/2027	6,546,000	6,703,668
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,486,956

		$21,901,063
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,003,000	$6,200,197
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	5,246,000	5,121,871

		$11,322,068
Consumer Services - 0.3%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$1,677,000	$1,734,140
Priceline Group, Inc., 2.75%, 3/15/2023	12,304,000	12,257,721
Visa, Inc., 3.15%, 12/14/2025	9,366,000	9,572,439

		$23,564,300
Electronics - 0.1%
Intel Corp., 3.15%, 5/11/2027	$862,000	$878,827
Intel Corp., 4.1%, 5/11/2047	5,182,000	5,703,962

		$6,582,789

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.1%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$5,329,000	$5,348,230
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	5,493,000	5,443,227

		$10,791,457
Emerging Market Sovereign - 0.1%
United Mexican States, 4.75%, 3/08/2044	$7,817,000	$7,902,987

Energy - Integrated - 0.1%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$1,757,416
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,238,079

		$6,995,495
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$4,386,000	$4,344,841

Food & Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$11,910,000	$12,287,784
Anheuser-Busch InBev S.A., 8%, 11/15/2039	5,850,000	9,212,534
Constellation Brands, Inc., 3.5%, 5/09/2027	6,557,000	6,688,330
Danone S.A., 2.947%, 11/02/2026 (n)	9,735,000	9,476,313
Kraft Heinz Foods Co., 3%, 6/01/2026	7,965,000	7,662,492
Kraft Heinz Foods Co., 5%, 7/15/2035	3,279,000	3,577,597
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	1,411,000	1,414,943
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,340,995

		$54,660,988
Insurance - 0.2%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,372,621
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	8,246,266

		$19,618,887
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$10,322,735

Insurance - Property & Casualty - 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$3,218,178
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	4,432,824
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,729,874

		$13,380,876
International Market Quasi-Sovereign - 0.2%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$7,549,426
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	10,009,788

		$17,559,214
Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$6,460,000	$6,553,076

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$8,975,569

Major Banks - 2.0%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$6,831,360
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (z)	4,297,000	4,307,428
Bank of America Corp., 5.49%, 3/15/2019	4,135,000	4,280,701

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 4.1%, 7/24/2023	$7,970,000	$8,462,473
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,332,074
Bank of America Corp., 3.5%, 4/19/2026	10,585,000	10,819,282
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,567,000	2,872,473
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,017,000	5,149,431
Goldman Sachs Group, Inc., 4.017% to 10/31/2037, FLR to 10/31/2038	9,448,000	9,708,844
ING Bank N.V., 5.8%, 9/25/2023 (n)	6,238,000	6,999,450
JPMorgan Chase & Co., 3.2%, 1/25/2023	7,972,000	8,130,293
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR to 2/01/2028	16,313,000	16,899,585
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,805,973
Morgan Stanley, 6.625%, 4/01/2018	11,740,000	11,868,599
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,076,545
Morgan Stanley, 3.625%, 1/20/2027	14,924,000	15,269,719
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	9,760,000	9,923,819
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,445,918
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	7,396,000	7,790,892

		$157,974,859
Medical & Health Technology & Services - 0.6%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$3,650,000	$3,662,747
Becton, Dickinson and Co., 4.669%, 6/06/2047	6,553,000	7,088,543
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,523,020
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	6,000,000	6,484,914
Life Technologies Corp., 6%, 3/01/2020	3,000,000	3,210,673
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,173,693
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	506,930
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	4,246,089
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	7,094,413
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	10,000,000	9,908,461

		$46,899,483
Medical Equipment - 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$6,534,000	$7,484,477
Medtronic, Inc., 4.375%, 3/15/2035	6,802,000	7,662,706
Zimmer Holdings, Inc., 3.55%, 4/01/2025	9,149,000	9,140,792

		$24,287,975
Metals & Mining - 0.2%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$5,964,000	$6,169,758
Glencore Funding LLC, 4%, 3/27/2027 (n)	4,355,000	4,371,292
Southern Copper Corp., 5.875%, 4/23/2045	6,641,000	8,014,653

		$18,555,703
Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,470,220
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	850,404
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,416,766
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,910,437
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	8,265,957
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9,830,000	10,545,591

		$40,459,375
Mortgage-Backed - 10.3%
Fannie Mae, 2.28%, 11/01/2026	$1,411,075	$1,357,460
Fannie Mae, 3.8%, 2/01/2018	722,379	721,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	$14,492,596	$15,706,940
Fannie Mae, 6%, 3/01/2018 - 7/01/2037	10,107,513	11,400,135
Fannie Mae, 4.5%, 6/01/2018 - 6/01/2044	40,928,900	43,863,431
Fannie Mae, 3.746%, 7/01/2018	707,826	712,096
Fannie Mae, 2.578%, 9/25/2018	1,418,617	1,416,666
Fannie Mae, 5.5%, 6/01/2019 - 4/01/2040	19,262,235	21,288,085
Fannie Mae, 4.6%, 9/01/2019	714,654	741,245
Fannie Mae, 4.448%, 1/01/2021	600,204	626,422
Fannie Mae, 3.99%, 7/01/2021	622,447	653,552
Fannie Mae, 2.67%, 3/01/2022	893,127	900,431
Fannie Mae, 2.73%, 4/01/2023	641,279	648,817
Fannie Mae, 2.41%, 5/01/2023	972,591	969,330
Fannie Mae, 2.55%, 5/01/2023	915,400	918,403
Fannie Mae, 2.59%, 5/01/2023	960,544	965,508
Fannie Mae, 2.62%, 5/01/2023	640,175	644,394
Fannie Mae, 5.25%, 8/01/2024	978,190	1,083,255
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,006,648
Fannie Mae, 3.43%, 6/01/2026	1,173,553	1,234,506
Fannie Mae, 4.54%, 7/01/2026	994,788	1,092,731
Fannie Mae, 2.597%, 12/25/2026	4,588,000	4,493,907
Fannie Mae, 3.95%, 1/01/2027	956,961	1,001,627
Fannie Mae, 4.01%, 1/01/2029	801,448	862,543
Fannie Mae, 4.96%, 6/01/2030	581,118	652,914
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	3,783,949	4,228,030
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	34,167,956	34,502,415
Fannie Mae, 4%, 9/01/2040 - 9/01/2047	173,605,598	182,239,273
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	116,395,365	119,997,557
Fannie Mae, 2%, 5/25/2044	2,161,563	2,121,081
Fannie Mae, FLR, 1.577% (U.S. LIBOR-1mo. + 0.34%), 4/25/2020	889,493	890,495
Fannie Mae, TBA, 3.5%, 1/01/2047	6,545,000	6,723,679
Freddie Mac, 0.315%, 8/25/2024 (i)	44,106,000	974,791
Freddie Mac, 0.416%, 8/25/2024 (i)	82,192,000	2,009,175
Freddie Mac, 0.367%, 10/25/2024 (i)	60,413,899	1,309,773
Freddie Mac, 0.275%, 11/25/2024 (i)	44,690,000	860,283
Freddie Mac, 0.33%, 8/25/2027 (i)	27,934,000	859,635
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	809,472
Freddie Mac, 0.369%, 9/25/2027 (i)	25,326,453	812,777
Freddie Mac, 0.292%, 11/25/2027 (i)	34,254,221	881,351
Freddie Mac, 0.327%, 11/25/2027 (i)	30,530,000	890,499
Freddie Mac, 0.239%, 12/25/2027 (i)	29,308,000	711,305
Freddie Mac, 4%, 8/01/2047	43,574,385	45,588,420
Freddie Mac, 0.197%, 11/25/2050 (i)	47,333,000	947,133
Freddie Mac, 3.154%, 2/25/2018	406,097	405,805
Freddie Mac, 5%, 5/01/2018 - 7/01/2041	7,595,400	8,230,044
Freddie Mac, 2.412%, 8/25/2018	1,894,415	1,895,159
Freddie Mac, 6%, 12/01/2018 - 6/01/2037	4,641,975	5,190,666
Freddie Mac, 4.5%, 1/01/2019 - 5/01/2042	7,470,353	7,940,954
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	4,205,220	4,650,783
Freddie Mac, 5.085%, 3/25/2019	6,789,000	6,965,394
Freddie Mac, 2.456%, 8/25/2019	1,100,000	1,104,090
Freddie Mac, 1.869%, 11/25/2019	2,161,746	2,152,687
Freddie Mac, 2.313%, 3/25/2020	624,000	624,317
Freddie Mac, 3.808%, 8/25/2020	5,900,000	6,110,100
Freddie Mac, 3.034%, 10/25/2020	1,781,000	1,812,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.791%, 1/25/2022	$3,221,000	$3,264,522
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,470,631
Freddie Mac, 2.682%, 10/25/2022	2,360,000	2,387,590
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,721,347
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,355,952
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,103,114
Freddie Mac, 3.25%, 4/25/2023	5,681,000	5,889,314
Freddie Mac, 3.06%, 7/25/2023	4,461,000	4,580,497
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,623,947
Freddie Mac, 0.883%, 4/25/2024 (i)	11,409,626	520,953
Freddie Mac, 0.508%, 7/25/2024 (i)	40,823,000	1,314,590
Freddie Mac, 0.618%, 7/25/2024 (i)	14,223,932	479,237
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,350,400
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,102,236
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,690,454
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,886,575
Freddie Mac, 2.673%, 3/25/2026	6,105,000	6,053,510
Freddie Mac, 3.3%, 10/25/2026	2,495,000	2,583,947
Freddie Mac, 3.224%, 3/25/2027	3,514,000	3,619,357
Freddie Mac, 0.635%, 6/25/2027 (i)	39,273,000	2,158,935
Freddie Mac, 0.753%, 6/25/2027 (i)	12,883,546	767,156
Freddie Mac, 0.579%, 7/25/2027 (i)	34,334,228	1,632,799
Freddie Mac, 0.438%, 8/25/2027 (i)	18,370,127	664,997
Freddie Mac, 3.187%, 9/25/2027	1,969,000	2,017,728
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	2,492,031	2,773,741
Freddie Mac, 4%, 11/01/2040 - 4/01/2044	19,229,609	20,182,729
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	70,879,415	73,031,719
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	51,553,098	51,807,211
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,771,294	4,268,196
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	3,282,996	3,627,271
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	8,042,505	8,537,208
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	1,095,269	1,188,756
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	9,097,781	9,580,397
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	14,567,038	15,149,224
Ginnie Mae, 0.658%, 2/16/2059 (i)	22,045,135	1,439,988

		$833,228,268
Network & Telecom - 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,084,040
AT&T, Inc., 3.4%, 8/14/2024	12,286,000	12,346,370
AT&T, Inc., 3.4%, 5/15/2025	9,074,000	8,918,990
AT&T, Inc., 5.45%, 3/01/2047	7,845,000	8,377,573

		$35,726,973
Oils - 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,722,000	$7,873,463
Marathon Petroleum Corp., 4.75%, 9/15/2044	5,246,000	5,476,546
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	8,958,014

		$22,308,023
Other Banks & Diversified Financials - 0.6%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$5,188,680
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,232,489
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,338,988
Citigroup, Inc., 2.5%, 9/26/2018	10,880,000	10,911,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc., 3.52% to 10/27/2027, FLR to 10/27/2028	$10,000,000	$10,044,129
Citizens Bank N.A., 2.25%, 3/02/2020	2,571,000	2,558,611
Groupe BPCE S.A., 12.5%, to 9/30/2019, FLR to 12/31/2049 (n)	5,068,000	5,872,545
SunTrust Banks, Inc., 2.35%, 11/01/2018	2,541,000	2,547,844

		$47,694,421
Pharmaceuticals - 0.1%
Actavis Funding SCS, 3%, 3/12/2020	$1,375,000	$1,387,294
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,833,137
Shire Acquisitions Investments Ireland Designated Activity Co., 3.2%, 9/23/2026	6,393,000	6,249,041

		$11,469,472
Retailers - 0.0%
Home Depot, Inc., 5.95%, 4/01/2041	$1,578,000	$2,135,315

Telecommunications - Wireless - 0.5%
American Tower Corp., REIT, 3%, 6/15/2023	$3,756,000	$3,745,591
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	3,732,770
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,960,000	6,025,875
Crown Castle International Corp., 3.65%, 9/01/2027	6,018,000	6,001,481
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	3,852,000	4,059,874
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,040,000	2,133,309
Rogers Communications, Inc., 6.8%, 8/15/2018	8,529,000	8,779,224
SBA Tower Trust, 2.898%, 10/11/2044 (n)	2,389,000	2,394,674

		$36,872,798
Tobacco - 0.2%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$6,137,000	$6,195,834
Reynolds American, Inc., 5.85%, 8/15/2045	4,748,000	5,924,223

		$12,120,057
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,527,314

U.S. Government Agencies and Equivalents - 0.0%
Small Business Administration, 4.35%, 7/01/2023	$149,303	$153,711
Small Business Administration, 4.77%, 4/01/2024	508,805	529,033
Small Business Administration, 5.18%, 5/01/2024	754,053	789,638
Small Business Administration, 5.52%, 6/01/2024	337,943	355,689
Small Business Administration, 4.99%, 9/01/2024	787,960	824,583
Small Business Administration, 4.95%, 3/01/2025	589,358	616,628

		$3,269,282
U.S. Treasury Obligations - 15.3%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$1,931,787
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,241,899
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	6,739,753
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	6,229,095
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	34,686,142
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,359,485
U.S. Treasury Bonds, 3.5%, 2/15/2039	17,071,000	19,480,219
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,508,785
U.S. Treasury Bonds, 2.875%, 5/15/2043	152,886,900	157,037,457
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	5,059,308
U.S. Treasury Notes, 1.375%, 2/29/2020	6,694,000	6,617,597

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.75%, 11/30/2021	$143,769,000	$141,755,327
U.S. Treasury Notes, 1.75%, 9/30/2022	99,374,000	97,370,722
U.S. Treasury Notes, 3.125%, 5/15/2019	10,873,000	11,058,333
U.S. Treasury Notes, 1%, 6/30/2019	196,374,000	193,912,397
U.S. Treasury Notes, 1.625%, 6/30/2019	226,285,000	225,481,383
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	57,142,158
U.S. Treasury Notes, 3.125%, 5/15/2021	99,605,000	103,052,838
U.S. Treasury Notes, 2.5%, 8/15/2023	80,864,000	81,944,903
U.S. Treasury Notes, 2.125%, 7/31/2024	7,500,000	7,409,210
U.S. Treasury Notes, 2%, 11/15/2026	12,197,000	11,800,439
U.S. Treasury Notes, 2.375%, 5/15/2027	7,500,000	7,476,320
U.S. Treasury Notes, 3%, 11/15/2045	215,000	225,546
U.S. Treasury Notes, 2.875%, 11/15/2046	44,148,000	45,237,723

		$1,232,758,826
Utilities - Electric Power - 0.8%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,696,119
Dominion Resources, Inc., 3.625%, 12/01/2024	6,000,000	6,208,266
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,523,058
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	7,076,000	7,654,743
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,718,668
Oncor Electric Delivery Co., 7%, 9/01/2022	4,555,000	5,381,616
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	2,052,624
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,018,614
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,247,898
Southern Co., 2.15%, 9/01/2019	7,000,000	6,978,356
Southern Co., 3.25%, 7/01/2026	10,896,000	10,683,053

		$65,163,015
Total Bonds		$3,131,014,862

Preferred Stocks - 0.1%
Automotive - 0.1%
Hyundai Motor Co.	44,185	$4,209,864

Convertible Preferred Stocks - 0.4%
Pharmaceuticals - 0.3%
Allergan PLC, 5.5%	36,235	$21,242,769

Utilities - Electric Power - 0.1%
NextEra Energy, Inc., 6.123%	62,103	$3,490,189
NextEra Energy, Inc., 6.371%	71,788	4,995,009

		$8,485,198
Total Convertible Preferred Stocks		$29,727,967

Investment Companies (h) - 0.9%
Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 1.25% (v)	77,746,835	$77,739,061

Collateral for Securities Loaned - 0.0%
JPMorgan U.S. Government Money Market Fund, 1.19% (j)	653,600	$653,600

Other Assets, Less Liabilities - 0.1%		9,314,857
Net Assets - 100.0%		$8,072,690,608

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $77,739,061 and $7,985,636,690, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $206,280,878, representing 2.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.604% (U.S. LIBOR-3mo. + 1.25%), 10/18/2027	10/04/17	$10,945,000	$10,952,895
Bank of America Corp., % , 3.004% to 12/20/2022, FLR to 12/20/2023	12/21/17	4,296,320	4,307,428
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.164% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	4,055,715	3,540,892
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	62,678	4,093
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.477% (U.S. LIBOR-1mo. + 1%), 6/15/2028	6/14/16	5,988,807	6,022,172
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,315,022	5,348,230
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	7,089,586	7,445,918
Total Restricted Securities			$37,621,628
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,424,437,095	$—	$—	$4,424,437,095
United Kingdom	60,125,675	55,542,342	—	115,668,017
Switzerland	87,649,882	—	—	87,649,882
France	43,036,015	—	—	43,036,015
Taiwan	30,079,957	—	—	30,079,957
Japan	29,564,617	—	—	29,564,617
Canada	26,404,316	—	—	26,404,316
Germany	—	25,559,706	—	25,559,706
Israel	19,249,487	—	—	19,249,487
Other Countries	52,319,136	—	—	52,319,136
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,239,062,558	—	1,239,062,558
Non-U.S. Sovereign Debt	—	36,253,658	—	36,253,658
Municipal Bonds	—	8,975,569	—	8,975,569
U.S. Corporate Bonds	—	664,829,925	—	664,829,925
Residential Mortgage-Backed Securities	—	836,592,520	—	836,592,520
Commercial Mortgage-Backed Securities	—	117,702,171	—	117,702,171
Asset-Backed Securities (including CDOs)	—	76,514,628	—	76,514,628
Foreign Bonds	—	151,083,833	—	151,083,833
Mutual Funds	78,392,661	—	—	78,392,661
Total	$4,851,258,841	$3,212,116,910	$—	$8,063,375,751

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $81,102,048 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		151,502,477	269,284,090	(343,039,732)	77,746,835

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8,003)	$(10,740)	$—	$488,208	$77,739,061

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2018

*	Print name and title of each signing officer under his or her signature.